Note D - Investments In Real Estate Loans (Detail) - Specific Reserve Allowance for Non-Performing Loans (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Balance at 12/31/11	$ 3,573,000	[1]		$ 26,247,000	[1]	$ 33,557,000
Specific Reserve Allocation	815,000		956,000
Sales, Loan Pay Downs and Write Downs	(14,295,000)		(133,000)	(248,000)		(4,958,000)
Settlements	(3,250,000)		(1,414,000)
Transfers to REO or Notes Receivable	(5,944,000)		(6,676,000)	(6,677,000)		(19,059,000)
Balance at 9/30/12	3,573,000	[1]		26,247,000	[1]	33,557,000
Commercial Loans [Member] | Beginning of Period [Member]
Balance at 12/31/11	22,392,000		23,106,000
Balance at 9/30/12	22,392,000		23,106,000
Commercial Loans [Member] | End of Period [Member]
Balance at 12/31/11	2,689,000		18,115,000
Balance at 9/30/12	2,689,000		18,115,000
Commercial Loans [Member]
Specific Reserve Allocation	815,000		496,000
Sales, Loan Pay Downs and Write Downs	(14,295,000)		(133,000)
Settlements	(3,250,000)		(1,414,000)
Transfers to REO or Notes Receivable	(2,973,000)		(3,940,000)
Construction Loan [Member] | Beginning of Period [Member]
Balance at 12/31/11	2,971,000		10,027,000
Balance at 9/30/12	2,971,000		10,027,000
Construction Loan [Member] | End of Period [Member]
Balance at 12/31/11			7,291,000
Balance at 9/30/12			7,291,000
Construction Loan [Member]
Transfers to REO or Notes Receivable	(2,971,000)		(2,736,000)
Land Loan [Member] | Beginning of Period [Member]
Balance at 12/31/11	884,000		424,000
Balance at 9/30/12	884,000		424,000
Land Loan [Member] | End of Period [Member]
Balance at 12/31/11	884,000		884,000
Balance at 9/30/12	884,000		884,000
Land Loan [Member]
Specific Reserve Allocation			460,000
Beginning of Period [Member]
Balance at 12/31/11	26,247,000		33,557,000	33,557,000		58,916,000
Balance at 9/30/12	26,247,000		33,557,000	33,557,000		58,916,000
End of Period [Member]
Balance at 12/31/11	3,573,000		26,290,000	26,247,000		33,557,000
Balance at 9/30/12	$ 3,573,000		$ 26,290,000	$ 26,247,000		$ 33,557,000

[1]	Please refer to Specific Reserve Allowance below.